Significant Accounting Policies - Summary of Change in Fair Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 160,100	€ 148,570
Change in fair value during the reporting period	5,644	6,598
AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	207	60
Change in fair value during the reporting period	119	5
Solely payments of principal and interest [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	51	70
Change in fair value during the reporting period	2	1
Solely payments of principal and interest [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	92,836	82,014
Change in fair value during the reporting period	5,461	6,218
Solely payments of principal and interest [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	169	51
Change in fair value during the reporting period	119	5
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,657	2,724
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	43,258	42,567
Change in fair value during the reporting period	72	930
Solely payments of principal and interest [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	5,261	5,152
Change in fair value during the reporting period	213	284
Solely payments of principal and interest [member] | sDeposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	92	142
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Solely payments of principal and interest [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period		36
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	623	810
Change in fair value during the reporting period	8	54
Financial assets other than SPPI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	6,514	4,839
Change in fair value during the reporting period	6	(770)
Financial assets other than SPPI [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,011	2,603
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	37	8
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	50	200
Change in fair value during the reporting period	13	(18)
Financial assets other than SPPI [member] | sDeposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,800	2,024
Change in fair value during the reporting period
Financial assets other than SPPI [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	4,946	5,388
Change in fair value during the reporting period	€ (145)	€ (100)